UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08437

Undiscovered Managers Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue New York, New York		10036
(Address of principal executive offices)		(Zip code)

Stephen M. Benham 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 480-4111

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Undiscovered Managers Funds

Schedule of Portfolio Investments as of November 30, 2005

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2005.

JPMorgan Realty Income Fund (Formerly Undiscovered Managers REIT Fund)

Schedule of Portfolio Investments

As of November 30, 2005 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
Long-Term Investments — 98.8%
Common Stocks — 98.8%

Apartments — 18.4%
66	Apartment Investment & Management Co.	$2,544
164	Archstone-Smith Trust	6,873
9	AvalonBay Communities, Inc.	814
140	BRE Properties, Inc.	6,538
10	Education Realty Trust, Inc.	121
69	Equity Residential	2,814
14	Essex Property Trust, Inc.	1,247
36	GMH Communities Trust	539
63	Mid-America Apartment Communities, Inc.	3,058
73	Post Properties, Inc.	2,967
11	Town & Country Trust (The)	314
87	United Dominion Realty Trust, Inc.	1,955
		29,784

Diversified — 9.3%
112	Colonial Properties Trust	4,941
85	Cousins Properties, Inc.	2,378
317	Huntingdon Real Estate Investment Trust	676
104	Lexington Corp. Properties Trust	2,224
93	Liberty Property Trust	3,956
56	Mission West Properties, Inc.	568
11	Washington Real Estate Investment Trust	329
		15,072

Diversified Financial Services — 0.3%
20	CapitalSource, Inc. (a)	488

Health Care — 0.6%
51	Cogdell Spencer, Inc. (a)	861
6	Health Care Property Investments, Inc.	160
		1,021

Hotels — 13.1%
72	Eagle Hospitality Properties Trust, Inc.	560
7	Four Seasons Hotels, Inc. (Canada)	334
215	Hilton Hotels Corp.	4,705
377	Host Marriott Corp.	6,749
178	Innkeepers USA Trust	3,102
192	Intercontinental Hotels Group plc ADR	2,584
117	Intercontinental Hotels Group plc (United Kingdom)	1,586
48	Sunstone Hotel Investors, Inc.	1,220
39	Winston Hotels, Inc.	389
		21,229

Office — 20.6%
164	Arden Realty, Inc.	7,473
105	Brandywine Realty Trust	3,055
30	CarrAmerica Realty Corp.	1,071
45	Columbia Equity Trust Inc.	646
75	Crescent Real Estate EQT Co.	1,562
96	Kilroy Realty Corp.	5,930
147	Mack-Cali Realty Corp.	6,483
10	Maguire Properties, Inc.	326
12	Reckson Associates Realty Corp.	452
31	SL Green Realty Corp.	2,292
48	Vornado Realty Trust	4,097
		33,387

Other — 0.1%
7	Realty Income Corp.	161

Regional Malls — 18.0%
87	General Growth Properties, Inc.	3,970
54	Macerich Co. (The)	3,677
43	Mills Corp. (The)	1,853
143	Pennsylvania Real Estate Investment Trust	5,292
132	Simon Property Group, Inc.	10,171
119	Taubman Centers, Inc.	4,164
		29,127

1

Shopping Centers — 6.6%
72	Developers Diversified Realty Corp.	3,248
18	Federal Realty Investment Trust	1,109
40	Heritage Property Investment Trust	1,336
52	Kimco Realty Corp.	1,627
14	Regency Centers Corp.	801
69	Weingarten Realty Investors	2,610
		10,731

Storage — 1.7%
23	Extra Space Storage, Inc.	357
34	Public Storage, Inc.	2,415
		2,772

Warehouse/Industrial — 10.1%
50	AMB Property Corp.	2,322
21	Centerpoint Properties Trust	945
9	EastGroup Properties, Inc.	415
122	First Potomac Realty Trust	3,374
206	Prologis	9,357
		16,413

	Total Common Stocks
	(Cost $132,589)	160,185

Short-Term Investment — 1.9%
Investment Company — 1.9%
3,132	JPMorgan Prime Money Market Fund (b)	3,132
	(Cost $3,132)

Total Investments — 100.7%
(Cost $135,721)		163,317
Other Liabilities in Excess of Assets — (0.7)%		(1,197)
Net Assets — 100.0%		$162,120

Percentages indicated are based on net assets.

Abbreviations:

(a)                                  Non-income producing security.

(b)                                 Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

ADR                     American Depositary Receipt

REIT                     Real Estate Investment Trust

As of November 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,635
Aggregate gross unrealized depreciation	(2,039)
Net unrealized appreciation/depreciation	$27,596

Federal income tax cost of investments	$135,721

2

Undiscovered Managers Behavioral Growth Fund

Schedule of Portfolio Investments

As of November 30, 2005 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
Long-Term Investments — 98.0%
Common Stocks — 98.0%
Biotechnology — 5.6%
97	Gen-Probe, Inc. (a)	$4,492
88	Pharmion Corp. (a)	1,523
33	United Therapeutics Corp. (a)	2,336
		8,351

Chemicals — 1.2%
51	Headwaters, Inc. (a)	1,810

Commercial Services & Supplies — 4.5%
115	Labor Ready, Inc. (a)	2,535
140	Resources Connection, Inc. (a)	4,057
		6,592

Communications Equipment — 8.7%
92	Adtran, Inc.	2,708
201	Arris Group, Inc. (a)	1,958
82	Avocent Corp. (a)	2,394
224	Foundry Networks, Inc. (a)	3,110
217	Powerwave Technologies, Inc. (a)	2,724
		12,894

Computers & Peripherals — 4.0%
55	Avid Technology, Inc. (a)	2,761
112	Electronics for Imaging, Inc. (a)	3,120
		5,881

Diversified Financial Services — 2.1%
82	GATX Corp.	3,098

Electrical Equipment — 2.7%
100	Thomas & Betts Corp. (a)	4,004

Health Care Equipment & Supplies — 13.7%
79	Dade Behring Holdings, Inc.	3,239
61	Intuitive Surgical, Inc. (a)	6,793
110	Kyphon, Inc. (a)	4,678
40	Millipore Corp. (a)	2,563
149	Thoratec Corp. (a)	3,049
		20,322

Hotels, Restaurants & Leisure — 4.8%
115	Domino’s Pizza, Inc.	2,865
67	Penn National Gaming, Inc. (a)	2,223
88	Pinnacle Entertainment, Inc. (a)	2,090
		7,178

Household Products — 1.3%
57	Church & Dwight Co., Inc.	1,894

Internet & Catalog Retail — 3.4%
74	Coldwater Creek, Inc. (a)	2,311
116	Priceline.com, Inc. (a)	2,786
		5,097

Internet Software & Services — 6.0%
139	aQuantive, Inc. (a)	3,732
103	Vignette Corp. (a)	1,819
384	RealNetworks, Inc. (a)	3,322
		8,873

Leisure Equipment and Products — 1.3%
150	Leapfrog Enterprises, Inc. (a)	1,955

Media — 3.1%
50	Getty Images, Inc. (a)	4,583

Pharmaceuticals — 4.3%
113	Alpharma, Inc., Class A	2,975
52	Kos Pharmaceuticals, Inc. (a)	3,442
		6,417

1

Semiconductors & Semiconductor Equipment — 15.5%
297	Cirrus Logic, Inc. (a)	2,245
155	Emulex Corp. (a)	3,095
80	Genesis Microchip, Inc. (a)	1,796
120	Intersil Corp., Class A	3,065
103	Lam Research Corp. (a)	3,878
167	Nvidia Corp. (a)	6,048
102	Sirf Technology Holdings, Inc. (a)	2,814
		22,941

Software — 6.5%
72	Filenet Corp. (a)	1,937
31	MicroStrategy, Inc., Class A (a)	2,253
130	Quest Software, Inc. (a)	2,048
147	THQ, Inc. (a)	3,336
		9,574

Specialty Retail — 7.8%
100	Charming Shoppes, Inc. (a)	1,173
28	Dress Barn, Inc. (a)	931
41	Guitar Center, Inc. (a)	2,183
100	Men’s Wearhouse, Inc. (a)	2,924
100	Payless Shoesource, Inc. (a)	2,281
68	Sports Authority, Inc. (The) (a)	2,143
		11,635

Wireless Telecommunication Services — 1.5%
60	Leap Wireless International, Inc. (a)	2,272
	Total Common Stocks
	(Cost $114,775)	145,371

Short-Term Investment — 2.7%
Investment Company — 2.7%
4,070	JPMorgan Prime Money Market Fund (b)	4,070
	(Cost $4,070)
Total Investments — 100.7%
(Cost $118,845)		149,441
Liabilities in Excess of Other Assets — (0.7)%		(1,040)
Net Assets — 100.0%		$148,401

Percentages indicated are based on net assets.

Abbreviations:

(a)                                  Non-income producing security.

(b)                                 Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

As of November 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,986
Aggregate gross unrealized depreciation	(2,390)
Net unrealized appreciation/depreciation	$30,596

Federal income tax cost of investments	$118,845

2

Undiscovered Managers Behavioral Value Fund

Schedule of Portfolio Investments

As of November 30, 2005 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
Long-Term Investments — 95.7%
Common Stocks — 95.7%
Aerospace & Defense — 1.1%
52	Teledyne Technologies, Inc. (a)	$1,693

Biotechnology — 0.8%
88	InterMune, Inc. (a)	1,275

Building Products — 1.7%
51	Griffon Corp. (a)	1,236
192	Jacuzzi Brands, Inc. (a)	1,547
		2,783

Capital Markets — 3.8%
82	Investment Technology Group, Inc. (a)	3,205
79	Investors Financial Services Corp.	2,982
		6,187

Chemicals — 2.7%
185	Hercules, Inc. (a)	2,176
99	Spartech Corp.	2,108
		4,284

Commercial Banks — 3.7%
20	Banner Corp.	620
14	City Holding Co.	518
6	Mercantile Bank Corp.	256
70	Midwest Banc Holdings, Inc.	1,586
9	Park National Corp.	964
70	TD Banknorth, Inc.	2,078
		6,022

Commercial Services & Supplies — 0.5%
31	Hudson Highland Group, Inc. (a)	793

Communications Equipment — 4.4%
643	3Com Corp. (a)	2,327
221	Andrew Corp. (a)	2,416
146	Polycom, Inc. (a)	2,399
		7,142

Computers & Peripherals — 2.8%
399	McData Corp., Class A (a)	1,452
115	Synaptics, Inc. (a)	3,084
		4,536

Construction & Engineering — 1.1%
89	Dycom Industries, Inc. (a)	1,826

Containers & Packaging — 1.3%
96	Longview Fibre Co.	2,039

Distributors — 1.1%
147	Prestige Brands Holdings, Inc. (a)	1,765

Diversified Consumer Services — 1.2%
237	Service Corp. International	1,943

Diversified Financial Services — 0.8%
20	Bancorp, Inc. (The) (a)	375
116	eSpeed, Inc., Class A (a)	993
		1,368

Electric Utilities — 1.5%
88	Allegheny Energy, Inc. (a)	2,438

Electrical Equipment — 2.4%
104	General Cable Corp. (a)	1,882
309	Power-One, Inc. (a)	1,920
		3,802

Electronic Equipment & Instruments — 1.9%
43	Littelfuse, Inc. (a)	1,103
556	Solectron Corp. (a)	1,996
-(h)	Symbol Technologies, Inc.	5
		3,104

1

Energy Equipment & Services — 2.2%
113	Newpark Resources (a)	825
161	Parker Drilling Co. (a)	1,536
18	SEACOR Holdings, Inc. (a)	1,179
		3,540

Food Products — 3.8%
100	Chiquita Brands International, Inc.	2,086
207	Del Monte Foods Co. (a)	2,049
65	McCormick & Co., Inc. (Non-Voting)	2,017
		6,152

Gas Utilities — 1.3%
86	Southern Union Co. (a)	2,037

Health Care Equipment & Supplies — 0.3%
103	Orthologic Corp. (a)	427

Health Care Providers & Services — 3.2%
76	Health Net, Inc. (a)	3,878
59	Per-Se Technologies, Inc. (a)	1,350
		5,228

Hotels, Restaurants & Leisure — 3.4%
129	Alliance Gaming Corp. (a)	1,534
54	CEC Entertainment, Inc. (a)	1,930
29	Steak N Shake Co. (The) (a)	495
63	WMS Industries, Inc. (a)	1,557
		5,516

Household Durables — 2.0%
106	Furniture Brands International, Inc.	2,115
87	Lay-Z-Boy, Inc.	1,159
		3,274

Insurance — 2.3%
23	Great American Financial Resources, Inc.	465
60	Ohio Casualty Corp.	1,769
18	Presidential Life Corp.	342
81	USI Holdings Corp. (a)	1,128
		3,704

Internet Software & Services — 1.9%
72	Saba Software, Inc. (a)	257
102	Selectica, Inc. (a)	286
200	SonicWALL, Inc. (a)	1,486
233	S1 Corp. (a)	1,023
		3,052

IT Services — 2.9%
65	Certegy, Inc.	2,594
105	Convergys Corp. (a)	1,736
69	Edgewater Technology, Inc. (a)	413
		4,743

Leisure Equipment & Products — 2.0%
153	K2, Inc. (a)	1,555
102	Oakley, Inc.	1,635
		3,190

Media — 4.6%
52	Catalina Marketing Corp.	1,382
70	Entercom Communications Corp. (a)	2,239
70	Valassis Communications, Inc. (a)	2,114
90	Westwood One, Inc.	1,634
		7,369

Metals & Mining — 1.4%
62	Commercial Metals Co.	2,183

Oil, Gas & Consumable Fuels — 2.6%
65	OMI Corp.	1,261
55	Tesoro Corp.	3,001
		4,262

2

Pharmaceuticals — 1.1%
96	First Horizon Pharmaceutical Corp. (a)	1,691

Real Estate — 3.5%
123	American Financial Realty Trust REIT	1,531
64	Capital Lease Funding, Inc. REIT	627
110	Crescent Real Estate EQT Co. REIT	2,293
85	Inland Real Estate Corp. REIT	1,265
		5,716

Road & Rail — 1.0%
85	Swift Transportation Co., Inc. (a)	1,656

Semiconductors & Semiconductor Equipment — 5.7%
441	Axcelis Technologies, Inc. (a)	2,088
96	Nvidia Corp. (a)	3,461
809	Vitesse Semiconductor Corp. (a)	1,707
110	Zoran Corp. (a)	1,858
		9,114

Software — 5.3%
42	Advent Software, Inc. (a)	1,203
190	Informatica Corp. (a)	2,134
126	NetIQ Corp. (a)	1,507
69	NYFIX, Inc. (a)	283
104	Synopsys, Inc. (a)	2,022
104	Wind River Systems, Inc. (a)	1,429
		8,578

Specialty Retail — 8.8%
40	Abercrombie & Fitch Co.	2,434
73	Cato Corp. (The), Class A	1,574
102	HOT Topic, Inc. (a)	1,579
87	PEP Boys-Manny, Moe & Jack	1,244
89	RadioShack Corp.	2,037
133	Restoration Hardware, Inc. (a)	775
67	Tiffany & Co.	2,723
67	Zale Corp. (a)	1,864
		14,230

Textiles, Apparel & Luxury Goods — 1.4%
80	Jones Apparel Group, Inc.	2,301

Thrifts & Mortgage Finance — 1.9%
209	NewAlliance Bancshares, Inc.	3,124

Tobacco — 0.2%
105	Star Scientific, Inc. (a)	272
	Total Common Stocks
	(Cost $133,008)	154,359

Short-Term Investment — 4.5%
Money Market Fund — 4.5%
7,192	JPMorgan Prime Money Market Fund (b)	7,192
	(Cost $7,192)
Total Investments — 100.2%
(Cost $140,200)		161,551
Liabilities in Excess of Other Assets — (0.2)%		(248)
Net Assets — 100.0%		$161,303

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand.
REIT	Real Estate Investment Trust

As of November 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,428
Aggregate gross unrealized depreciation	(6,077)
Net unrealized appreciation/depreciation	$21,351

Federal income tax cost of investments	$140,200

3

Undiscovered Managers Small Cap Growth Fund

Schedule of Portfolio Investments

As of November 30, 2005 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
Long-Term Investments — 98.8%
Common Stocks — 98.8%
Aerospace & Defense — 0.9%
42	Applied Signal Technology, Inc.	$762
9	DRS Technologies, Inc.	464
44	MTC Technologies, Inc. (a)	1,426
		2,652

Biotechnology — 13.3%
156	Alkermes, Inc. (a)	2,837
556	Cell Genesys, Inc. (a)	3,239
264	Cephalon, Inc. (a)	13,435
232	Cubist Pharmaceuticals, Inc. (a)	5,246
248	Isis Pharmaceuticals, Inc. (a)	1,255
98	Kosan Biosciences, Inc. (a)	712
427	Medarex, Inc. (a)	4,465
250	Neose Technologies, Inc. (a)	438
51	OraSure Technologies, Inc. (a)	693
67	Panacos Pharmaceuticals, Inc. (a)	529
256	Telik, Inc. (a)	4,302
316	Third Wave Technologies, Inc. (a)	866
482	Transgenomic, Inc. (a)	492
194	Vasogen, Inc. (Canada) (a)	434
		38,943

Capital Markets — 2.8%
222	E*Trade Financial Corp. (a)	4,324
73	Greenhill & Co., Inc.	3,979
		8,303

Chemicals — 1.5%
166	Symyx Technologies (a)	4,525

Commercial Banks — 2.2%
12	Bank of the Ozarks, Inc.	446
22	Cascade Bancorp	506
15	Glacier Bancorp, Inc.	483
104	SVB Financial Group (a)	5,018
		6,453

Commercial Services & Supplies — 3.1%
54	American Ecology Corp.	870
217	Knoll, Inc.	3,618
12	Labor Ready, Inc. (a)	272
42	Morningstar Inc. (a)	1,359
52	Navigant Consulting, Inc. (a)	1,069
20	Strayer Education, Inc.	2,006
		9,194

Communications Equipment — 5.9%
412	Harmonic, Inc. (a)	2,262
164	Plantronics, Inc.	4,533
630	Polycom, Inc. (a)	10,335
11	Viasat, Inc. (a)	307
		17,437

Computers & Peripherals — 5.7%
711	Immersion Corp. (a)	4,693
78	Komag, Inc. (a)	2,725
1,284	Maxtor Corp. (a)	5,213
280	Western Digital Corp. (a)	4,175
		16,806

Construction & Engineering — 0.4%
62	Comfort Systems USA, Inc.	582
8	EMCOR Group, Inc. (a)	594
		1,176

Consumer Finance — 0.3%
34	United PanAm Financial Corp. (a)	806

Diversified Financial Services — 0.9%
125	Encore Capital Group, Inc. (a)	2,044
27	Heartland Payment Systems, Inc. (a)	580
		2,624

Electrical Equipment — 0.2%
161	Active Power, Inc. (a)	562

Electronic Equipment & Instruments — 1.8%
513	Identix, Inc. (a)	2,517
78	Radisys Corp. (a)	1,427
316	Solectron Corp. (a)	1,134
20	Universal Display Corp. (a)	231
		5,309

Energy Equipment & Services — 2.2%
27	Atwood Oceanics, Inc. (a)	1,902
33	Hydril (a)	2,141
29	Tetra Technologies, Inc. (a)	850
113	Union Drilling, Inc. (a)	1,650
		6,543

Health Care Equipment & Supplies — 1.7%
37	Advanced Medical Optics, Inc. (a)	1,561
59	Arthrocare Corp. (a)	2,260
42	AtriCure Inc. (a)	538
118	Langer, Inc. (a)	606
		4,965

Health Care Providers & Services — 4.4%
279	Alliance Imaging, Inc. (a)	1,552
155	Centene Corp. (a)	3,719
42	LifePoint Hospitals, Inc. (a)	1,591
499	PainCare Holdings, Inc. (a)	1,853
263	PSS World Medical, Inc. (a)	4,333
		13,048

Hotels, Restaurants & Leisure — 2.0%
43	Buffalo Wild Wings, Inc. (a)	1,210
14	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	330
76	Red Robin Gourmet Burgers, Inc. (a)	4,189
		5,729

Household Durables — 1.3%
56	Meritage Homes Corp. (a)	3,702

Internet & Catalog Retail — 1.6%
94	Audible, Inc. (a)	1,211
30	Blue Nile, Inc. (a)	1,224
136	GSI Commerce, Inc. (a)	2,260
		4,695

Internet Software & Services — 5.5%
182	aQuantive, Inc. (a)	4,902
29	Digital Insight Corp. (a)	961
801	Homestore, Inc. (a)	3,534
178	Jupitermedia Corp. (a)	2,919
121	Marchex, Inc., Class B (a)	2,824
90	Online Resources Corp. (a)	1,058
		16,198

IT Services — 1.3%
73	Euronet Worldwide, Inc. (a)	1,983
17	iPayment, Inc. (a)	668
200	Lionbridge Technologies (a)	1,297
		3,948

Leisure Equipment & Products — 0.6%
115	Marvel Entertainment, Inc. (a)	1,865

Media — 0.9%
165	Outdoor Channel Holdings, Inc. (a)	2,643

Oil, Gas & Consumable Fuels — 1.2%
26	Hercules Offshore, Inc. (a)	688
84	KCS Energy, Inc. (a)	2,207
17	World Fuel Services Corp.	574
		3,469

Pharmaceuticals — 2.8%
195	BioScrip, Inc. (a)	1,740
94	Durect, Corp. (a)	491
164	Ista Pharmaceuticals, Inc. (a)	1,136
110	Par Pharmaceutical Cos, Inc. (a)	2,938

135	Taro Pharmaceuticals Industries (Israel) (a)	1,798
		8,103

Real Estate — 0.7%
67	MortgageIT Holdings, Inc. REIT	884
113	NorthStar Realty Finance Corp. REIT	1,043
		1,927

Semiconductors & Semiconductor Equipment — 18.1%
481	Altera Corp. (a)	8,781
355	Brooks Automation, Inc. (a)	4,559
563	Credence Systems Corp. (a)	4,564
39	Cymer, Inc. (a)	1,506
108	Emulex Corp. (a)	2,154
158	FEI Co. (a)	3,150
142	Genesis Microchip, Inc. (a)	3,172
999	Lattice Semiconductor Corp. (a)	4,886
645	Pixelworks, Inc. (a)	3,453
301	PLX Technology, Inc. (a)	2,968
191	Rudolph Technologies, Inc. (a)	2,454
743	Skyworks Solutions, Inc. (a)	4,007
244	STATS ChipPAC Ltd. (Singapore) ADR (a)	1,620
1,035	Triquint Semiconductor, Inc. (a)	4,656
202	Ultra Clean Holdings (a)	1,372
		53,302

Software — 8.5%
86	Advent Software, Inc. (a)	2,474
446	Digimarc Corp. (a)	2,720
70	Jamdat Mobile, Inc. (a)	1,599
79	Macrovision Corp. (a)	1,229
245	Mentor Graphics Corp. (a)	2,198
59	Open Solutions, Inc. (a)	1,310
234	Red Hat, Inc. (a)	5,518
91	THQ, Inc. (a)	2,061
212	TradeStation Group, Inc. (a)	2,528
248	Wind River Systems, Inc. (a)	3,419
		25,056

Specialty Retail — 3.3%
37	Golf Galaxy, Inc. (a)	586
162	HOT Topic, Inc. (a)	2,506
130	Too, Inc. (a)	4,125
45	Tractor Supply Co. (a)	2,402
		9,619

Telecommunications Equipment — 0.8%
135	SBA Communications Corp., Class A (a)	2,488

Textiles, Apparel & Luxury Goods — 2.4%
147	Maidenform Brands, Inc. (a)	1,894
351	Quiksilver, Inc. (a)	4,312
22	Volcom, Inc. (a)	751
		6,957

Thrifts & Mortgage Finance — 0.5%
84	Commercial Capital Bancorp, Inc.	1,403
	Total Common Stocks
	(Cost $258,251)	290,450

Short-Term Investment — 1.5%
Investment Company — 1.5%
4,478	JPMorgan Prime Money Market Fund (b)	4,478
	(Cost $4,478)

Total Investments — 100.3%
(Cost $262,729)		$294,928
Other Liabilities in Excess of Assets — (0.3)%		(1,034)
Net Assets (100%)		$293,894

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

As of November 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,571
Aggregate gross unrealized depreciation	(20,372)
Net unrealized appreciation/depreciation	$32,199

Federal income tax cost of investments	$262,729

ITEM 2. CONTROLS AND PROCEDURES.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/ George C. W. Gatch
George C. W. Gatch
President and Principal Executive Officer
January 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch
George C. W. Gatch
President and Principal Executive Officer
January 18, 2006

By:	/s/ Stephanie Dorsey
Stephanie Dorsey
Treasurer and Principal Financial Officer
January 18, 2006